FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Summary of assets (liabilities) measured at fair value on a recurring basis

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$54.7	$—	$—	$54.7
Derivative contracts:
Foreign currency forward and collar contracts	—	7.4	—	7.4
Energy swap contracts	—	1.0	—	1.0
Other	—	6.9	—	6.9
	$54.7	$15.3	$—	$70.0

Summary of information about derivative contracts outstanding

	December 31, 2023		December 31, 2022
	Asset Fair Value	AOCI	Asset Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts(i) (a)	$7.4	$4.4	$2.8	$1.3

Commodity contracts
Energy swap contracts(ii) (b)	1.0	0.7	21.5	16.2

Other contracts(c)	6.9	—	1.9	—

Total all contracts	$15.3	$5.1	$26.2	$17.5

Unrealized fair value of derivative assets
Current	$15.0		$25.5
Non-current(iii)	2.8		1.5
	$17.8		$27.0

Unrealized fair value of derivative liabilities
Current(iv)	$(2.0)		$(0.8)
Non-current	(0.5)		—
	$(2.5)		$(0.8)
Total net fair value	$15.3		$26.2

(i)	Of the total amount recorded in AOCI as at December 31, 2023, $4.0 million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.
(ii)	Of the total amount recorded in AOCI as at December 31, 2023, $(0.1) million will be reclassified out of AOCI within the next 12 months as a result of settling the contracts.
(iii)	Non-current unrealized fair value of derivative assets is included in other long-term assets. See Note 7vi.
(iv)	Current unrealized fair value of derivative liabilities is included in other current liabilities. See Note 7viii.

Summary of foreign currency forward and collar contracts outstanding

Foreign currency	2024	2025
Brazilian real zero cost collars (in millions of U.S. dollars)	$108.0	$—
Average put strike (Brazilian real)	5.05	—
Average call strike (Brazilian real)	6.56	—
Canadian dollar forward buy contracts (in millions of U.S. dollars)	$96.6	$—
Average forward rate (Canadian dollar)	1.35	—
Chilean peso zero cost collars (in millions of U.S. dollars)	$75.6	$36.0
Average put strike (Chilean peso)	824	840
Average call strike (Chilean peso)	956	1,044

Summary of energy swap contracts outstanding

Energy	2024	2025
WTI oil swap contracts (barrels)	973,200	205,200
Average price	$71.24	$63.50